Organization and Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Common Shares Subject to Redemption [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ 326,189	$ 1,861,187	$ (2,157,043)	$ (6,815,107)
Accretion of temporary equity to redemption value	307,596	1,099,501	1,733,440	6,470,389
Allocation of net loss	$ 18,593	$ 761,686	$ (423,603)	$ (344,718)
Denominator:
Weighted-average shares outstanding (in Shares)	1,252,372	5,733,920	2,789,393	5,463,799
Basic and diluted net loss per share (in Dollars per share)	$ 0.01	$ 0.13	$ (0.15)	$ (0.06)
Non-redeemable Common Shares [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ 450,091	$ 560,921	$ (704,009)	$ (2,155,466)
Accretion of temporary equity to redemption value
Allocation of net loss	$ 450,091	$ 560,921	$ (704,009)	$ (2,155,466)
Denominator:
Weighted-average shares outstanding (in Shares)	1,728,078	1,728,078	1,447,964	1,728,078
Basic and diluted net loss per share (in Dollars per share)	$ 0.26	$ 0.32	$ (0.49)	$ (1.25)